Marketable Securities And Other Investments (Schedule Of Proceeds And Gross Realized Gains And Losses) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule Of Marketable Securities [Line Items]
Proceeds	¥ 9,995	¥ 15,749	¥ 77,153
Gross realized gain	5,559	3,248	6,623
Gross realized loss	¥ 532	¥ 401	¥ 5,027